Fair Value Measurements - Assets and liabilities measured and carried at fair value in the financial statements (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets:
Fixed maturities, Available for sale, Fair Value		$ 34,132	$ 31,223
Fixed maturities, Trading, Fair Value		55	116
Equity securities, at fair value		743	593
Other assets — derivatives		184	701
Variable annuity assets (separate accounts)	[1]	557	644
Total assets accounted for at fair value		35,687	33,277
Liabilities:
Total liabilities accounted for at fair value		2,769	2,577
Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		2,720	2,542
Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		49	35
Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		34,132	31,223
Fixed maturities, Trading, Fair Value		55	116
U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		39	46
States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,297	4,325
Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		1,948	2,297
Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		836	868
Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		7,553	6,237
Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		19,446	17,437
Equity securities
Assets:
Equity securities, at fair value		743	593
Other assets — derivatives
Assets:
Other assets — derivatives		16	0
Level 1
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		513	474
Liabilities:
Total liabilities accounted for at fair value		0	0
Level 1 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 1 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		20	24
Fixed maturities, Trading, Fair Value		0	0
Level 1 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		6	8
Level 1 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 1 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		14	16
Level 1 | Equity securities
Assets:
Equity securities, at fair value		493	450
Level 1 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Level 2
Assets:
Variable annuity assets (separate accounts)	[1]	557	644
Total assets accounted for at fair value		32,339	31,004
Liabilities:
Total liabilities accounted for at fair value		49	35
Level 2 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 2 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		49	35
Level 2 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		31,489	29,505
Fixed maturities, Trading, Fair Value		55	116
Level 2 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		25	30
Level 2 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		4,238	4,253
Level 2 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		13	13
Level 2 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		1,787	2,198
Level 2 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		788	834
Level 2 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		6,925	5,697
Level 2 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		17,713	16,480
Level 2 | Equity securities
Assets:
Equity securities, at fair value		38	38
Level 2 | Other assets — derivatives
Assets:
Other assets — derivatives		16	0
Level 3
Assets:
Variable annuity assets (separate accounts)	[1]	0	0
Total assets accounted for at fair value		2,835	1,799
Liabilities:
Total liabilities accounted for at fair value		2,720	2,542
Level 3 | Annuity benefits accumulated
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		2,720	2,542
Level 3 | Other liabilities
Liabilities:
Derivatives included in annuity benefits accumulated and other liabilities		0	0
Level 3 | Fixed maturities
Assets:
Fixed maturities, Available for sale, Fair Value		2,623	1,694
Fixed maturities, Trading, Fair Value		0	0
Level 3 | U.S. Government and government agencies
Assets:
Fixed maturities, Available for sale, Fair Value		8	8
Level 3 | States, municipalities and political subdivisions
Assets:
Fixed maturities, Available for sale, Fair Value		59	72
Level 3 | Foreign government
Assets:
Fixed maturities, Available for sale, Fair Value		0	0
Level 3 | Residential MBS
Assets:
Fixed maturities, Available for sale, Fair Value		161	99
Level 3 | Commercial MBS
Assets:
Fixed maturities, Available for sale, Fair Value		48	34
Level 3 | Asset-backed securities
Assets:
Fixed maturities, Available for sale, Fair Value		628	540
Level 3 | Corporate and other
Assets:
Fixed maturities, Available for sale, Fair Value		1,719	941
Level 3 | Equity securities
Assets:
Equity securities, at fair value		212	105
Level 3 | Other assets — derivatives
Assets:
Other assets — derivatives		0	0
Equity index call options | Other investments
Assets:
Other assets — derivatives		184	701
Equity index call options | Level 1 | Other investments
Assets:
Other assets — derivatives		0	0
Equity index call options | Level 2 | Other investments
Assets:
Other assets — derivatives		184	701
Equity index call options | Level 3 | Other investments
Assets:
Other assets — derivatives		$ 0	$ 0

[1]	Variable annuity liabilities equal the fair value of variable annuity assets.